Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned and majority-owned or controlled subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the six-month period ended June 30, 2026, the Company issued 299,200 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 4). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 14). As of June 30, 2026, under the Plan, the Company has issued to its common stockholders 21,832,502 shares, in aggregate. As of June 30, 2026, the aggregate outstanding share capital was 120,892,607 common shares. As of June 30, 2026, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 62.1% of the outstanding common shares, in the aggregate.

During the fourth quarter of 2022, the Company established a dry bulk operating platform under Costamare Bulkers Inc. (“CBI”), which was a majority-owned subsidiary of Costamare organized in the Republic of the Marshall Islands. CBI charters-in and charters-out dry bulk vessels, enters into contracts of affreightment and forward freight agreements (“FFAs”) and may also utilize hedging solutions.

Neptune Maritime Leasing Limited (“NML”) was established in 2021 to acquire, own and bareboat charter-out vessels through its wholly-owned subsidiaries. In March 2023, the Company entered into an agreement with NML pursuant to which it agreed to invest in NML’s ship sale and leaseback business up to $200,000 in exchange for up to 40% of its ordinary shares and up to 79.05% of its preferred shares. In addition, the Company received a special ordinary share in NML which carries 75% of the voting rights of the ordinary shares providing control over NML. On January 26, 2026, the Company entered into a second amended and restated subscription and shareholders’ agreement with NML, whereby it agreed to increase its investment commitment to $247,809.

On April 17, 2025, the board of directors of Costamare approved the spin-off of its dry bulk business into a standalone public company, Costamare Bulkers Holdings Limited (“Costamare Bulkers”), a company organized under the laws of the Republic of the Marshall Islands, by way of a pro rata distribution of Costamare Bulkers shares to Costamare shareholders (the “Spin-Off”). In connection with the Spin-Off, the Company undertook a series of transactions and entered into various agreements effecting the separation of its dry bulk business (including its existing dry-bulk owned fleet) as provided in the Separation and Distribution Agreement, which governs the relationship between the Company and Costamare Bulkers and allocates between the two companies various assets, liabilities and obligations. The Company had previously contributed to Costamare Bulkers the shares of 67 wholly-owned companies, out of which 38 companies owned dry bulk vessels, 17 companies had previously owned and sold or had agreed to sell their dry bulk vessels and 12 companies were to be used for future dry bulk vessel acquisitions.

On May 6, 2025, Costamare completed the Spin-Off of Costamare Bulkers and distributed to Costamare shareholders of record on April 29, 2025, on a pro rata basis, one common share of Costamare Bulkers for every five Costamare common shares (24,022,218 Costamare Bulkers shares were distributed to the Costamare shareholders). On the same day, Costamare Bulkers acquired the shares of CBI from Costamare and a minority shareholder. The shares of Costamare Bulkers began “regular way” trading separately from the Company shares on the NYSE on May 7, 2025. The distribution of Costamare Bulkers shares to the shareholders of the Company was recorded at the carrying amount of Costamare Bulkers’ net assets of $699,239 as of May 6, 2025. Pursuant to the Separation and Distribution Agreement, Costamare also contributed $100,000 in cash to Costamare Bulkers, prepaid $150,225 in bank loans associated with the Costamare Bulkers business and settled or extinguished all intercompany balances between Costamare and Costamare Bulkers.

Results of operations, cash flows, assets and liabilities that were part of the entities spun off are reported as discontinued operations for all periods presented (Note 3).

As of June 30, 2026 and December 31, 2025, the Company owned and/or operated a fleet of 69 container vessels with a total carrying capacity of approximately 519,530 twenty-foot equivalent units (“TEU”) through wholly-owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators.

As of June 30, 2026, Costamare had 95 wholly-owned subsidiaries incorporated in the Republic of Liberia and 15 incorporated in the Republic of the Marshall Islands. In addition, as of June 30, 2026, Costamare controlled one company incorporated under the laws of Jersey, which had 52 subsidiaries incorporated in the Republic of the Marshall Islands and eight incorporated in the Republic of Liberia.

Revenues for the six-month periods ended June 30, 2025 and 2026, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2025	2026
A	15%	6%
B	16%	16%
C	24%	37%
D	10%	10%
E	8%	12%
Total	73%	81%

The reconciliation of the cash, cash equivalents and restricted cash at the end of the six-month periods ended June 30, 2025 and 2026 is presented in the table below:

	2025	2026
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$442,703	$353,777
Restricted cash – current portion	20,523	7,025
Restricted cash – non-current portion	42,356	42,584
Total cash, cash equivalents and restricted cash	$505,582	$403,386

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, filed with the SEC on March 4, 2026.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2026, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2026.